INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets	The rights are amortised on a straight-line basis over the contract term.

Asset Category	Useful Lives
Software	3 to 5 years
Licenses and rights	5 to 26 years
Brands and customer relationships	6 to 10 years
Other intangible assets	2 to 25 years
Changes in the carrying amounts of the intangible assets are as follows:

CHF in millions	Brands and Customers Relationships	Licenses and Rights	Software	Other Intangible Assets	Total
Cost:
1 January 2024	1,955.8	652.1	635.2	17.2	3,260.3
Additions	—	2.0	99.9	—	101.9
Retirements and disposals	—	(153.5)	(32.6)	(8.0)	(194.1)
Reclassifications	—	—	76.4	—	76.4
Other	1.9	—	—	3.6	5.5
31 December 2024	1,957.7	500.6	778.9	12.8	3,250.0
Additions	3.1	218.7	82.4	7.8	312.0
Retirements and disposals	—	—	(22.2)	(0.1)	(22.3)
Reclassifications	—	—	60.2	—	60.2
Other	0.2	(1.6)	0.6	12.4	11.6
31 December 2025	1,961.0	717.7	899.9	32.9	3,611.5

CHF in millions	Brands and Customers Relationships	Licenses and Rights	Software	Other Intangible Assets	Total
Accumulated amortisation:
1 January 2024	(1,026.9)	(319.5)	(375.3)	(8.7)	(1,730.4)
Amortisation	(321.7)	(69.0)	(155.0)	(4.2)	(549.9)
Retirements and disposals	—	153.5	32.6	8.0	194.1
Reclassifications	—	—	(65.5)	—	(65.5)
Other	—	—	(13.9)	—	(13.9)
31 December 2024	(1,348.6)	(235.0)	(577.1)	(4.9)	(2,165.6)
Amortisation	(320.2)	(71.6)	(122.3)	(4.7)	(518.8)
Retirements and disposals	—	—	22.2	0.1	22.3
Reclassifications	—	—	—	—	—
Other	0.1	(0.2)	(3.5)	(11.3)	(14.9)
31 December 2025	(1,668.7)	(306.8)	(680.7)	(20.8)	(2,677.0)

CHF in millions	Brands and Customers Relationships	Licenses and Rights	Software	Other Intangible Assets	Total
Intangible assets subject to amortisation, net:
Net carrying amount at 31 December 2024	609.1	265.6	201.8	7.9	1,084.4
Net carrying amount at 31 December 2025	292.3	410.9	219.2	12.1	934.5